Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 14, 2018
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Feb. 14, 2018
Document Effective Date	Feb. 14, 2018
Prospectus Date	Jan. 31, 2018
Class E Prospectus | SIMT S&P 500 Index Fund | Class E
Prospectus:
Trading Symbol	TRQIX
Class Y Prospectus | SIMT S&P 500 Index Fund | Class Y
Prospectus:
Trading Symbol	SETYX